Inventory Components of Inventory (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of inventories [Abstract]
Parts and materials	$ 113	$ 118
Coal	108	58
Deferred stripping costs	7	11
Natural gas	4	9
Purchased emission credits	10	23
Inventories	$ 242	$ 219	$ 213